Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Associates
Schedule of investments in associates

	December 31, 2022						Year ended
							December 31,
			Carrying value				2022
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Gulf Insurance Group K.S.C.P. (“Gulf Insurance”)	43.7%	415.8	403.4		—	403.4	53.0
Go Digit Infoworks Services Private Limited (“Digit”)(1)	49.0%	479.3	104.4		—	104.4	(11.0)
Other	—	173.9	139.5		—	139.5	(11.6)
		1,069.0	647.3		—	647.3	30.4
Non-insurance:
India
Bangalore International Airport Limited (“Bangalore Airport”)	54.0%	1,233.7	—		521.1	521.1	(5.7)
Quess Corp Limited (“Quess”)	30.9%	228.3	459.6	(d)	—	459.6	6.8
IIFL Finance Limited (“IIFL Finance”)	22.3%	493.3	—		242.8	242.8	36.5
Sanmar Chemicals Group (“Sanmar”)	42.9%	337.8	—		159.8	159.8	36.4
CSB Bank Limited (“CSB Bank”)	49.7%	223.3	—		194.5	194.5	40.8
IIFL Securities Limited (“IIFL Securities”)	37.1%	87.9	35.3		97.9	133.2	14.6
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	96.9	—		97.9	97.9	9.8
Other	—	38.0	10.8		28.6	39.4	3.3
		2,739.2	505.7		1,342.6	1,848.3	142.5
Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	101.1	101.1	(d)	—	101.1	16.5
Other(6)	—	61.3	63.3		—	63.3	2.8
		162.4	164.4		—	164.4	19.3
Other
Eurobank Ergasias Services & Holdings S.A (“Eurobank”)	32.2%	1,344.5	1,507.6		—	1,507.6	263.0
Atlas Corp. (“Atlas”, formerly Seaspan Corporation)(7)	43.2%	1,864.7	1,506.3		—	1,506.3	258.2
Resolute Forest Products Inc. (“Resolute”)(8)	32.2%	508.5	508.5		—	508.5	159.0
Stelco Holdings Inc. (“Stelco”)(9)	23.6%	423.3	304.8		—	304.8	—
EXCO Resources Inc. (“EXCO”)	44.4%	544.8	288.4		—	288.4	81.9
Helios Fairfax Partners Corporation (“HFP”)	34.4%	104.1	183.2		—	183.2	(23.9)
Peak Achievement Athletics (“Peak Achievement”)	42.6%	195.3	124.4	(d)	—	124.4	7.7
Partnerships, trusts and other	—	296.5	350.7		—	350.7	76.6
		5,281.7	4,773.9		—	4,773.9	822.5
		8,183.3	5,444.0		1,342.6	6,786.6	984.3
Investments in associates		9,252.3	6,091.3		1,342.6	7,433.9	1,014.7

As presented on the consolidated balance sheet:
Investments in associates		6,772.9				6,091.3
Fairfax India investments in associates		2,479.4				1,342.6
		9,252.3				7,433.9

							Year ended
	December 31, 2021						December 31,
			Carrying value				2021
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Gulf Insurance Group K.S.C.P. (“Gulf Insurance”)(2)	43.7%	409.5	380.0		—	380.0	55.5
Go Digit Infoworks Services Private Limited (“Digit”)	49.0%	498.3	79.1		—	79.1	5.3
Other(3)(4)(5)	—	191.3	148.3		—	148.3	11.8
		1,099.1	607.4		—	607.4	72.6
Non-insurance:
India
Bangalore International Airport Limited (“Bangalore Airport”)(13)	54.0%	1,372.2	—		585.8	585.8	(45.8)
Quess Corp Limited (“Quess”)	31.0%	528.5	506.3	(d)	—	506.3	(1.4)
IIFL Finance Limited (“IIFL Finance”)(10)	22.3%	318.1	—		198.8	198.8	40.6
Sanmar Chemicals Group (“Sanmar”)	42.9%	421.2	—		124.2	124.2	(2.4)
CSB Bank Limited (“CSB Bank”)	49.7%	227.6	—		180.8	180.8	27.6
IIFL Securities Limited (“IIFL Securities”)	37.2%	138.0	35.0		101.0	136.0	14.0
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	105.9	—		98.5	98.5	(0.5)
Other	—	84.8	10.9		59.8	70.7	0.5
		3,196.3	552.2		1,348.9	1,901.1	32.6
Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	76.3	76.3	(d)	—	76.3	(9.0)
Other	—	139.6	140.5		—	140.5	(1.7)
		215.9	216.8		—	216.8	(10.7)
Other
Eurobank Ergasias Services & Holdings S.A (“Eurobank”)	32.2%	1,210.3	1,298.5		—	1,298.5	162.3
Atlas Corp. (“Atlas”, formerly Seaspan Corporation)(11)	36.7%	1,285.8	922.1		—	922.1	69.5
Resolute Forest Products Inc. (“Resolute”)	32.3%	377.1	275.8		—	275.8	75.9
EXCO Resources Inc. (“EXCO”)	43.3%	267.2	195.4		—	195.4	(41.2)
Helios Fairfax Partners Corporation (“HFP”)(12)	34.4%	116.2	206.1		—	206.1	(1.2)
Peak Achievement Athletics (“Peak Achievement”)	42.6%	181.2	140.5	(d)	—	140.5	13.3
Partnerships, trusts and other	—	342.1	340.3		—	340.3	28.9
		3,779.9	3,378.7		—	3,378.7	307.5

		7,192.1	4,147.7		1,348.9	5,496.6	329.4

Investments in associates		8,291.2	4,755.1		1,348.9	6,104.0	402.0

As presented on the consolidated balance sheet:
Investments in associates		5,671.9				4,755.1
Fairfax India investments in associates		2,619.3				1,348.9
		8,291.2				6,104.0
(a)	Ownership percentages include the effects of financial instruments that are considered in-substance equity.
(b)	See note 5 for fair value hierarchy information.
(c)	Fairfax India’s associates are domiciled in India.
(d)	These investments are joint ventures.

Insurance and reinsurance associates and joint ventures

(1)	Digit Insurance and the company applied to the Insurance Regulatory and Development Authority of India (“IRDAI”) for approval to convert the company’s holdings in compulsory convertible preferred shares issued by Digit (“Digit CCPS”) into equity shares of Digit. The IRDAI subsequently communicated that the application could not be considered in its current form as conversion of the Digit CCPS would result in Digit (currently classified as an “Indian promoter” of Digit Insurance) becoming a subsidiary of the company, which was, at such time, prohibited under the then prevailing Indian insurance regulations. Since then, the IRDAI has enacted new regulations that have introduced a definition of a “Foreign Promoter”, which would permit an Indian insurance company (like Digit Insurance) to be a subsidiary of a “Foreign Promoter”. However, Digit does not currently qualify as a “Foreign Promoter” under these new regulations. Digit, Digit Insurance and the company intend to continue to explore all avenues under applicable law to achieve the company’s majority ownership of Digit through conversion of the company’s Digit CCPS.
(2)	On February 8, 2021 the company entered into an arrangement to purchase (unless sold earlier) certain portfolio investments owned by RiverStone Barbados as described in note 23 and subsequently commenced applying the equity method of accounting to its interest in Gulf Insurance pursuant to that arrangement.
(3)	On July 14, 2021 the company increased its interest in Eurolife to 80.0% and commenced consolidating Eurolife as described in note 23.
(4)	On June 17, 2021 the company increased its equity interest in Singapore Re from 28.2% to 94.0% and commenced consolidating Singapore Re as described in note 23.
(5)	On August 23, 2021 the company completed the sale of its joint venture interest in RiverStone Barbados, pursuant to the transactions described in note 23.

Non-insurance associates and joint ventures

(6)	On July 5, 2022 the company increased its interest in Grivalia Hospitality S.A. (“Grivalia Hospitality”) to 78.4% from 33.5% and commenced consolidating Grivalia Hospitality as described in note 23.
(7)	On April 6, 2022 the company acquired 25.0 million Atlas common shares by exercising its equity warrants in Atlas with a strike price of $8.05 per share for aggregate cash consideration of $201.3. On derecognition of the equity warrants, the company recorded a net loss on investment of $37.2 (realized gains of $58.6, of which $95.8 was recorded as unrealized gains in prior years) and recorded the fair value of these shares of $335.3 as an addition to its equity accounted investment in Atlas. On October 4, 2022, the company increased its interest in Atlas to 43.2% through the purchase of Atlas common shares held through the company’s investment in AVLNs entered with RiverStone Barbados (as described in note 23) for cash consideration of $84.8.

On October 31, 2022 a consortium composed of the company, the Washington Family, David Sokol, Chairman of the Board of Directors of Atlas, and Ocean Network Express Pte. Ltd., a global container, transportation and shipping company (collectively, the “Consortium”), signed a definitive agreement to acquire all of the outstanding common shares of Atlas, other than those shares owned by the Consortium, at a cash purchase price of $15.50, plus payment of all ordinary course quarterly dividends up until closing of the transaction. Pursuant to the transaction, the company would transfer its approximate 45% interest in Atlas, inclusive of the company’s interest through its holdings in Atlas equity warrants that were exercised on January 12, 2023 for cash consideration of $78.7, into Poseidon Acquisitions Corp. (“Poseidon”, an entity formed by the Consortium), and is not obligated to purchase any additional interest not already owned by the Consortium. The other members of the Consortium have committed to fully fund the cash component of the transaction, and the company would continue its ownership in Atlas as part of the Consortium. Closing of the transaction is expected to be in the first half of 2023, and is subject to receipt of regulatory approvals and certain other customary closing conditions. The company expects to continue to apply the equity method of accounting to its interest in Atlas through its interest in Poseidon on closing of the transaction.

(8)	On July 5, 2022 Domtar Corporation entered into a definitive agreement with Resolute to acquire all outstanding common shares of Resolute for a combination of cash consideration of $20.50 and a Contingent Value Right (“CVR”) per Resolute common share. The CVR provides holders with the right to a share of any future softwood lumber duty deposit refunds. Pursuant to the transaction, on July 5, 2022 the company measured its investment in Resolute as held for sale and ceased applying the equity method of accounting, with the carrying value and fair value of the associate at December 31, 2022 equal to the fair value of the cash consideration of $508.5 or $20.50 per Resolute common share. The transaction closed on March 1, 2023.
(9)	On August 31, 2022 Stelco Holdings Inc. repurchased 5.1 million of its outstanding common shares under its substantial issuer bid which resulted in the loss of a certain right held by another investor and the company’s ownership interest in Stelco increasing to 20.5%. Accordingly, the company commenced applying the equity method of accounting to its interest in Stelco which had a fair value of $352.2 (Cdn$461.3) on that date. Stelco is a publicly listed independent steelmaker that produces flat-rolled, coated, and cold-rolled steel products for the construction, automotive, and energy industries in North America.
(10)	During 2021 the company reduced its interest in IIFL Finance to 22.3% by selling a portion of its interest for cash proceeds of $113.7 (8.6 billion Indian rupees) and recorded a net realized gain of $42.0 in the consolidated statement of earnings.
(11)	On June 11, 2021 the company entered into an exchange and amendment transaction with Atlas in relation to its investment in $575.0 principal amount of debentures issued by Seaspan Corporation (“Seaspan”), an operating subsidiary of Atlas, whereby the company exchanged $288.0 principal amount of those Seaspan debentures for newly-issued Atlas Series J preferred shares and equity warrants with an exercise price of $13.71 per share. The terms of the remaining Seaspan debentures were amended to primarily remove the company’s mandatory put rights and discharge all outstanding guarantees and liens on collateral. The company derecognized the Seaspan debentures that were exchanged and recorded its investment in the Atlas preferred shares and warrants as preferred stocks and derivatives respectively on the consolidated balance sheet. On August 23, 2021 Atlas redeemed the remaining $287.0 principal amount of the Seaspan debentures.
(12)	On March 31, 2021 the company invested $100.0 in $100.0 principal amount of Helios Fairfax Partners Corporation (“HFP”) 3.0% unsecured debentures and warrants to purchase 3 million HFP subordinate voting shares exercisable at $4.90 per share any time prior to the fifth anniversary of closing. The debentures will mature on the third anniversary of closing or, at the company’s option, on either the first or second anniversary. At redemption or maturity, if the fair value of certain Fairfax Africa legacy investments held by HFP are below their fair value at June 30, 2020 of $102.6, the redemption price of the debentures will be reduced by that difference. The company recorded the debentures at their initial fair value of $78.0 and recorded the balance of $22.0 as an addition to its equity accounted investment in HFP.

Fairfax India

(13)	On September 16, 2021 Fairfax India transferred 43.6% out of its 54.0% equity interest in Bangalore Airport to Anchorage Infrastructure Investments Holdings Limited (“Anchorage”), its wholly-owned holding company for investments in the airport sector of India, and sold an 11.5% equity interest in Anchorage to OMERS for gross proceeds of $129.2 (9.5 billion Indian rupees). Upon closing Fairfax India recorded a non-controlling interest in Anchorage and continued to equity account for its aggregate 54.0% equity interest in Bangalore Airport.

Schedule of changes in the carrying value of investments in associates

Changes in the carrying value of investments in associates for the years ended December 31 were as follows:

	2022
			Fairfax India
	Associates	Joint ventures	associates	Total
Balance - January 1	3,858.7	896.4	1,348.9	6,104.0
Share of pre-tax comprehensive income (loss):
Share of profit	856.6	26.1	132.0	1,014.7
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(111.5)	(53.0)	14.4	(150.1)
Share of gains (losses) on defined benefit plans	74.4	0.6	(5.4)	69.6
	819.5	(26.3)	141.0	934.2

Dividends and distributions received	(142.2)	(33.7)	(7.0)	(182.9)
Purchases and acquisitions	429.1	88.6	10.1	527.8
Divestitures and other net changes in capitalization	9.9	(11.9)	34.4	32.4
Reclassifications(1)	352.2	(114.3)	(40.4)	197.5
Foreign exchange effect and other	(16.8)	(17.9)	(144.4)	(179.1)
Balance - December 31	5,310.4	780.9	1,342.6	7,433.9

	2021
			Fairfax India
	Associates	Joint ventures	associates	Total
Balance - January 1	3,170.4	1,940.9	1,328.3	6,439.6
Share of pre-tax comprehensive income (loss):
Share of profit	375.8	6.0	20.2	402.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(67.7)	(20.5)	0.3	(87.9)
Share of gains (losses) on defined benefit plans	89.1	0.1	(9.4)	79.8
	397.2	(14.4)	11.1	393.9

Dividends and distributions received	(153.8)	(23.6)	(4.6)	(182.0)
Purchases and acquisitions	466.5	114.4	35.7	616.6
Divestitures and other net changes in capitalization	(54.8)	(764.4)	0.9	(818.3)
Reclassifications(1)	36.4	(352.0)	—	(315.6)
Foreign exchange effect and other	(3.2)	(4.5)	(22.5)	(30.2)
Balance - December 31	3,858.7	896.4	1,348.9	6,104.0
(1)	Primarily reflects the consolidation of Grivalia Hospitality and the commencement of the equity method of accounting for Stelco in 2022, and the consolidation of Eurolife and Singapore Re and the commencement of the equity method of accounting for a limited partnership investment in 2021. See note 23.